Financial Instruments (Schedule of Company's Exposure to Linkage and Foreign Currency Risk) (Details) - EUR (€) € in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Oct. 18, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		€ 44,509	€ 36,882		€ 23,962		€ 22,486
Marketable securities	[1]	2,242	2,132
Short term deposits	[2]	6,446
Restricted cash short-term and restricted marketable securities	[3]	22,162	1,315	[4]
Asset from concession project		1,463	1,292
Financial asset short-term		1,418	1,282
Trade and other receivables		4,882	12,623
Non-current assets:
Investments in equity accounted investees		33,561	27,746
Advances on account of investments in process		883	798
Asset from concession project		1,418	1,282
Fixed assets		114,389	87,220
Right-of-use asset		15,401
Concession intangible asset		5,042	4,882
Restricted cash long-term		10,956	5,400	[4]
Deferred tax		2,285	2,423
Other assets		12,249	1,455
Derivatives		5,162
Current liabilities:
Loans and borrowings		(4,138)	(5,864)
Short-term debentures		(26,773)	(8,758)
Trade payables		(1,765)	(2,126)
Accrued expenses and other payables		(5,010)	(3,103)
Non-current liabilities:
Lease liability		(15,402)
Long-term loans		(89,182)	(60,228)			€ (21,370)
LT Debentures		(44,811)	(42,585)
Deferred tax		(6,467)	(6,219)
Derivatives		7,263	3,361	[4]
Other long-term liabilities		(1,795)	(1,959)	[4]
Total exposure in statement of financial position in respect of financial assets and financial liabilities		107,566	76,957		€ 77,500		€ 84,371
Non-Monetary [Member]
Current assets:
Cash and cash equivalents
Marketable securities
Short term deposits
Restricted cash short-term and restricted marketable securities
Asset from concession project
Financial asset short-term
Trade and other receivables		304	1,279
Non-current assets:
Investments in equity accounted investees		26,131	21,175
Advances on account of investments in process		883	798
Asset from concession project
Fixed assets		114,389	87,220
Right-of-use asset
Concession intangible asset		5,042	4,882
Restricted cash long-term
Deferred tax		2,285	2,423
Other assets		12,218	1,055
Derivatives
Current liabilities:
Loans and borrowings
Short-term debentures
Trade payables
Accrued expenses and other payables
Non-current liabilities:
Lease liability
Long-term loans
LT Debentures
Deferred tax		(6,467)	(6,219)
Derivatives
Other long-term liabilities
Total exposure in statement of financial position in respect of financial assets and financial liabilities		154,785	112,613
NIS [Member]
Current assets:
Cash and cash equivalents	[5]	23,385	287
Marketable securities	[5]
Short term deposits	[5]	6,446
Restricted cash short-term and restricted marketable securities	[5]	22,162
Asset from concession project	[5]	1,463	1,292
Financial asset short-term	[5]	1,418	1,282
Trade and other receivables	[5]	1,199	780
Non-current assets:
Investments in equity accounted investees	[5]	7,430	6,571
Advances on account of investments in process	[5]
Asset from concession project	[5]	27,122	25,710
Fixed assets	[5]
Right-of-use asset	[5]	1,585
Concession intangible asset	[5]
Restricted cash long-term	[5]	5,639	4,992
Deferred tax	[5]
Other assets	[5]	31
Derivatives	[5]
Current liabilities:
Loans and borrowings	[5]	(1,669)	(1,622)
Short-term debentures	[5]	(26,773)	(8,758)
Trade payables	[5]	(266)	(24)
Accrued expenses and other payables	[5]	(3,519)	(1,116)
Non-current liabilities:
Lease liability	[5]	(1,529)
Long-term loans	[5]	(19,409)	(18,314)
LT Debentures	[5]	(44,811)	(42,585)
Deferred tax	[5]
Derivatives	[5]
Other long-term liabilities	[5]	(28)	(19)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	[5]	(124)	(31,524)
Unliked [Member]
Current assets:
Cash and cash equivalents		1,517	937
Marketable securities		2,242	2,132
Short term deposits
Restricted cash short-term and restricted marketable securities
Asset from concession project
Financial asset short-term
Trade and other receivables		396	531
Non-current assets:
Investments in equity accounted investees
Advances on account of investments in process
Asset from concession project
Fixed assets
Right-of-use asset
Concession intangible asset
Restricted cash long-term			267
Deferred tax
Other assets
Derivatives
Current liabilities:
Loans and borrowings
Short-term debentures
Trade payables
Accrued expenses and other payables
Non-current liabilities:
Lease liability
Long-term loans
LT Debentures
Deferred tax
Derivatives
Other long-term liabilities
Total exposure in statement of financial position in respect of financial assets and financial liabilities		4,155	3,867
Euro [Member]
Current assets:
Cash and cash equivalents		19,607	35,658
Marketable securities
Short term deposits
Restricted cash short-term and restricted marketable securities			1,315
Asset from concession project
Financial asset short-term
Trade and other receivables		2,983	10,033
Non-current assets:
Investments in equity accounted investees
Advances on account of investments in process
Asset from concession project
Fixed assets
Right-of-use asset		13,816
Concession intangible asset
Restricted cash long-term		5,317	141
Deferred tax
Other assets			400
Derivatives		5,162
Current liabilities:
Loans and borrowings		(2,469)	(4,242)
Short-term debentures
Trade payables		(1,499)	(2,102)
Accrued expenses and other payables		(1,491)	(1,987)
Non-current liabilities:
Lease liability		(13,873)
Long-term loans		(69,773)	(41,914)
LT Debentures
Deferred tax
Derivatives		(7,263)
Other long-term liabilities		(1,767)	(5,301)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		€ (51,250)	€ (7,999)

[1]	During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[2]	Bank deposits with annual interest rate as of December 31, 2019 of 0.58%.
[3]	On December 16, 2019, the Company announced its intention to repay the entire outstanding principal of the Company's Series
[4]	Reclassified, see Note 2E
[5]	Including items linked to CPI